Exception Summary

Run Date - 9/18/2019 5:41:25 PM

Exception Type	Exception Level Grade	Exception Category	Open Exceptions
Compliance	D	Missing, Incorrect, or Incomplete HUD-1	17
		Total Compliance Grade (D) Exceptions:	17
	C	State Defect	7
		Total Compliance Grade (C) Exceptions:	7
	B	Misc. State Level	551
		Missing, Incorrect, or Incomplete Initial TIL	198
		HMDA-reportable rate spread (1/1/04-10/1/09)	148
		FACTA	69
		Missing, Incorrect, or Incomplete GFE	56
		RESPA	51
		TILA	30
		Evidence of Single Premium Credit Insurance With Disclosure	25
		TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	22
		Missing, Incorrect, or Incomplete Final TIL	7
		State Late Charge	6
		Total Compliance Grade (B) Exceptions:	1,163
Total Compliance Exceptions:			1,187